Note 7 - Right-of-use Asset and Lease Obligation (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Statement Line Items [Line Items]
Operating lease, term (Year)	5 years
Operating lease, renewal term (Year)	5 years
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		8.00%
Operating lease, accretion	$ 48,239
Payments on variable leases	$ 91,797